Note 9 - Leases-10Q	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Notes to Financial Statements
Lessee, Operating Leases [Text Block]

9.         LEASES

The Company leases real estate for office and warehouse space under non-cancelable operating leases, with a total rentable space of 149,000 square feet. The Company intends to use the full lease term under the existing lease agreement which is currently set to expire on April 30, 2026. As of September 30, 2024, the Company is not able to determine if any renewal options will be exercised.

There are no variable payments associated with the lease agreements, as the rent payments are predetermined on a fixed schedule.

The following table indicates the balance sheet line items that include the right-of-use assets and lease liabilities for our operating lease:

(In thousands)	September 30, 2024	December 31, 2023
	Operating lease	Operating lease
Right-of-Use Asset
Operating lease, net	$1,074	$1,543
Total right-of use asset, net	$1,074	$1,543

Lease Liabilities
Operating lease - short term	$(670)	$(631)
Operating lease - long term	(404)	(912)
Total lease liabilities	$(1,074)	$(1,543)

For the nine months ended September 30, 2024 and 2023, the components of lease expense were as follows:

	Nine Months Ended
(In thousands)	September 30, 2024	September 30, 2023
Operating lease cost allocated to research and development expense	$338	$288
Operating lease cost allocated to general and administrative expense	199	249
Total lease expense	$537	$537
Weighted-average remaining lease term	1.59	2.59
Weighted-average discount rate	7.12%	7.12%

As of September 30, 2024, the maturities of the Company’s operating lease liabilities were as follows:

Maturity of Lease Liabilities (In thousands)	Operating lease
2024 (remaining)	$179
2025	725
2026	242
Total lease payments	1,146
Less: imputed interest	(72)
Present value of lease payments	$1,074

9.	LEASES

The Company adopted FASB ASU No. 2016-02, Leases (Topic 842) on January 1, 2022, using the modified retrospective method, in which it did not restate prior periods. Upon adoption, the Company elected the package of practical expedients permitted under the transition guidance within Topic 842 which, among other things, allowed the Company to carry forward the historical lease classification.

In our implementation of ASU No. 2016-02 the Company elected to discount lease obligations using our incremental borrowing rate, which is derived from information available at the lease commencement date, in determining the present value of lease payments. The Company’s incremental borrowing rate represents the rate of interest that it would have to pay to borrow over a similar term an amount equal to the lease payments in a similar economic environment. The Company considers publicly available data for instruments with similar terms and characteristics when determining its incremental borrowing rates. In addition, we elected the practical expedient to account for the lease and non-lease components on a combined basis. The Company intends to use the full lease term under the existing lease agreement as the lease term, which is currently set to expire on April 30, 2026. As of December 31, 2023, the Company is not able to determine if any renewal options will be exercised.

The Company leases its premises in Houston, Texas under an operating lease which was renewed on November 19, 2020. This renewed lease agreement will commence under an operating lease agreement that is noncancelable from commencement until May 1, 2024.

On March 22, 2021, the Company’s board of directors approved a lease expansion within its premises in Houston, Texas. The amended lease agreement commenced on August 1, 2021, under an operating lease agreement that is noncancelable from commencement until May 1, 2024. The amended lease agreement adds approximately 15,385 square feet. The Company has the option to cancel the lease thereafter until the agreement expires on May 1, 2026. The termination date is effective after a 90-day notice of cancellation.

Two further amendments were executed in 2021. The agreements commenced on November 1, 2021, and December 1, 2021, under an operating lease agreement that is noncancelable from commencement until May 1, 2024. The amended lease agreement adds approximately 3,684 square feet. The Company has the option to cancel the lease thereafter until the agreement expires on May 1, 2026. The termination date is effective after a 90-day notice of cancellation.

An amendment to the lease agreement was executed in January 2022 and commenced May 1, 2022. The amendment added approximately 9,352 square feet. The Company has the option to cancel the lease thereafter until the agreement expires on May 1, 2026. The termination date is effective after a 90-day notice of cancellation. In year one and two monthly rent is $4,800 per month, in year three and four monthly rent is $4,896 per month, and in year five monthly rent is $5,000 per month.

If the Company exercises the cancellation option, the Company must also pay the lessor a termination payment equal to three months of base rent.

Another amendment to the lease agreement was executed in May 2022 and commenced August 2, 2022. The amendment added approximately 1,458 square feet. The Company has the option to cancel the lease thereafter until the agreement expires on April 30, 2026. In year one, the monthly rent is $2,430 per month, in years two and three monthly rent is $2,490 per month, and in year five monthly rent is $2,552 per month.

There are no variable payments associated with the lease agreements, as the rent payments are predetermined on a fixed schedule and disclosed above.

The following table indicates the balance sheet line items that include the right-of-use assets and lease liabilities for our operating lease:

	December 31, 2023	December 31, 2022
	Operating lease	Operating lease
Right-of-Use Asset
Operating lease	$1,542,500	$2,117,300
Total right-of use asset	$1,542,500	$2,117,300

Lease Liabilities
Operating lease - short term	$(631,000)	$(584,400)
Operating lease - long term	(911,500)	(1,544,900)
Total lease liabilities	$(1,542,500)	$(2,129,300)

For the year ended December 31, 2023 and December 31, 2022, the components of lease expense were as follows:

	Years Ended
	December 31, 2023	December 31, 2022
Operating lease cost allocated to research and development expense	$393,900	$473,200
Operating lease cost allocated to general and administrative expense	322,200	189,900
Total lease expense	$716,100	$663,100
Weighted-average remaining lease term	2.34	3.34
Weighted-average discount rate	7.12%	7.12%

As of December 31, 2023, the maturities of the Company’s operating lease liabilities were as follows:

Maturity of Lease Liabilities	Operating lease
2024	$717,600
2025	724,700
2026	242,800
Total lease payments	1,685,100
Less: imputed interest	(142,600)
Present value of lease payments	$1,542,500

The Company maintained a month-to-month lease in Arlington, VA, until October 1, 2022, which was considered a short-term lease. The Company elected to exclude this lease from the determination of the right-of-use asset and lease liability, as permitted under ASC 842. The Company recognized the lease payments in profit or loss in the statement of operations on a straight-line basis over the term of the lease. The monthly rent expense prior to termination of the lease was $2,500 per month. For the year ended December 31, 2022, short-term lease expense was $22,500.

The Company entered into a sublease of three suites for the use of certain fixture, fixtures and equipment on June 2, 2023. The lease commenced on June 5, 2023 under an operating lease agreement that is noncancelable until April 29, 2026. The monthly rent is $6,444 and remains flat during the period of the lease. The rent income received for this sublease is recorded in other income.